Intangible Assets Net - Schedule of Future Expected Amortization Expense of Intangible Assets (Details) - European Wax Center, Inc. and Subsidiaries $ in Thousands	Sep. 25, 2021 USD ($)
Franchisee Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
2021 (from September 26, 2021)	$ 2,899
2022	11,595
2023	11,595
2024	11,595
2025	11,595
Thereafter	30,919
Total	80,198
Reacquired Rights [Member]
Finite-Lived Intangible Assets [Line Items]
2021 (from September 26, 2021)	1,840
2022	7,363
2023	7,363
2024	7,363
2025	7,363
Thereafter	31,420
Total	62,712
Favorable Lease Assets [Member]
Finite-Lived Intangible Assets [Line Items]
2021 (from September 26, 2021)	14
2022	9
2023	0
2024	0
2025	0
Thereafter	0
Total	$ 23